Income taxes - Deferred Taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Deductible temporary differences, for which no deferred tax asset is recognized	€ 1,117
Temporary differences associated with investments for which no deferred tax liability has been recognized	5,656	€ 4,313	€ 4,360
Deferred tax assets	7,033	8,034
Deferred tax liabilities	(7,112)	(8,241)
Deferred tax assets, Offset	(7,033)	(8,034)
Deferred tax liabilities, Offset	7,033	8,034
Deferred Taxes	(79)	(207)
Deferred Taxes	(79)	207
-Germany
Income taxes
Tax losses carryforwards for which no deferred tax assets were recognized	85,639	64,464	41,570
Other countries
Income taxes
Tax losses carryforwards for which no deferred tax assets were recognized	1,083	1,002	€ 505
Intangible assets other than goodwill [member]
Income taxes
Deferred tax liabilities	(2,439)	(2,934)
Property Plant And Equipment [Member]
Income taxes
Deferred tax liabilities	(14)	(133)
Right-of-use asset
Income taxes
Deferred tax liabilities	(4,617)	(5,029)
Measurement of service contracts
Income taxes
Deferred tax liabilities	(42)	(145)
Lease liabilities
Income taxes
Deferred tax assets	4,563	4,865
Government grants
Income taxes
Deferred tax assets	1,693	1,903
Unused tax losses
Income taxes
Deferred tax assets	€ 777	€ 1,266